Earnings per share ("EPS") (Tables)	6 Months Ended
Jun. 30, 2013
Earnings Per Share (EPS) [Abstract]
Basic and diluted EPS Class A Common Shares
	Six Months Ended June 30,
Numerators	2012	2013
Net income / (loss)	$899,191	$(3,494,070)
Less: Net (income) / loss attributable to non-vested share awards	(27,295)	66,236
Net income / (loss) attributable to common shareholders	$871,896	$(3,427,834)

Denominators
Weighted average common shares outstanding, basic and diluted	5,913,195	11,016,733

Net income / (loss) per common share, basic and diluted:	$0.15	($0.31)